Pension Plans and Other Postretirement Plans - Fair Value of Pension Plan Assets (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,663	$ 0	$ 624
Total pension investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,936
Total pension investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,641
Total pension investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,865
Total pension investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	430
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,126
Debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	511
Debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,610
Debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5
U.s. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	549
U.s. government securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	511
U.s. government securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38
U.s. government securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
States, municipalities and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	147
States, municipalities and political subdivisions | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
States, municipalities and political subdivisions | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	147
States, municipalities and political subdivisions | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. corporate securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,676
U.S. corporate securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. corporate securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,671
U.S. corporate securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5
Foreign securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	177
Foreign securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Foreign securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	177
Foreign securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Residential mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	339
Residential mortgage-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Residential mortgage-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	339
Residential mortgage-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Commercial mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70
Commercial mortgage-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Commercial mortgage-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70
Commercial mortgage-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	162
Other asset-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other asset-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	162
Other asset-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Redeemable preferred securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6
Redeemable preferred securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Redeemable preferred securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6
Redeemable preferred securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,130
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,130
Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	744
U.S. Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	744
U.S. Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	356
International | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	356
International | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
International | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Domestic real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30
Domestic real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30
Domestic real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Domestic real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	680
Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	255
Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	425
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	425
Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	425
Common/collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	253
Common/collective trusts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Common/collective trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	253
Common/collective trusts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Derivatives
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2
Derivatives | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Derivatives | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2
Derivatives | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Common/collective trusts, Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	109
Common/collective trusts, Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	144
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	98
Private equity investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	465
Hedge fund investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 164